MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 29, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Marketable Securities [Line Items]
Unrealized gain (loss) on marketable securities		$ 9	$ (130)	$ (31)
Marketable securities		$ 165	$ 156
Grande Portage Resources Ltd. [Member]
Disclosure Of Marketable Securities [Line Items]
Equity instruments held, shares	1,942,795
Herbert Gold property [Member]
Disclosure Of Marketable Securities [Line Items]
Proportion of voting rights sold in subsidiary	35.00%